Equity (Details) - EUR (€)	1 Months Ended			12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of classes of share capital [line items]
Preferred share votes, percentage				60.00%
Additional shares, authorized for issue				15,716
Increase in share premium				€ 253,815,000	€ 89,660,000	€ 89,660,000
Shares issued				69,103
Transaction cost				€ 503,000	€ 993,000
Decrease of share capital				763,000
Capital Contribution Amount	€ 34,084,000	€ 3,981,000	€ 3,981,000
Reduced subscribed capital				72,000
Reduce share premium				€ 763,000
Purchase of shares from related party				72
Convertible loan 2019
Disclosure of classes of share capital [line items]
Loans convertible to equity, shares				6,705
Increase in share premium				€ 68,116,000
Series A Ordinary Shares
Disclosure of classes of share capital [line items]
Ordinary share, nominal value				€ 1
Shares issued				10,934
Series B1 Ordinary Shares
Disclosure of classes of share capital [line items]
Ordinary share, nominal value				€ 1
Loans convertible to equity, shares					271
Shares issued				14,102
Series B2 Ordinary Shares
Disclosure of classes of share capital [line items]
Ordinary share, nominal value				€ 1
Loans convertible to equity, shares				4,853
Shares issued				14,847
Preferred B2 shares
Disclosure of classes of share capital [line items]
Increase in share premium				€ 97,305,000
Shares issued				8,142
Preferred B2 shares | Convertible loan 2019
Disclosure of classes of share capital [line items]
Loans convertible to equity, shares	6,705			14,847